SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note
Schedule of retained earnings
	As of December 31,
	2014	2015
	RMB	RMB	US$
PRC statutory reserve funds	25,762	27,121	4,187
Unreserved retained earnings	116,998	292,235	45,112

Total retained earnings	142,760	319,356	49,299

Schedule of components of accumulated other comprehensive income

	Foreign currency translation adjustment	Unrealized gains on available-for sale investments	Total
	RMB	RMB	RMB

Balance at January 1,2013	(1,603)	—	(1,603)

Other comprehensive income (loss) before reclassification	(6,087)	20,929	14,842

Balance at December 31, 2013	(7,690)	20,929	13,239

Other comprehensive income (loss) before reclassification	(6,960)	(24,125)	(31,085)
Amounts reclassified from accumulated other comprehensive income	—	21,121	21,121
Other comprehensive loss attribute to noncontrolling interests	98	—	98

Balance at December 31, 2014	(14,552)	17,925	3,373

Other comprehensive income (loss) before reclassification	117,977	9,729	127,706
Amounts reclassified from accumulated other comprehensive income	—	(6,814)	(6,814)
Other comprehensive loss attribute to noncontrolling interests	(470)	—	(470)

Balance at December 31, 2015	102,955	20,840	123,795

Balance at December 31, 2015, in US$	15,894	3,217	19,111